Document and Entity Information	Nov. 04, 2019
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001635718
Document Type	8-K
Document Period End Date	Nov. 04, 2019
Entity Registrant Name	GANNETT CO., INC.
Entity Incorporation State Country Code	DE
Entity File Number	1-36874
Entity Tax Identification Number	47-2390983
Entity Address, Address Line One	7950 Jones Branch Drive
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22107-0910
City Area Code	(703)
Local Phone Number	854-6000
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	GCI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false